Schedule of Investments (unaudited)
December 31, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Boeing Co. (The)(a)	1,086,914	$ 192,383,778
General Dynamics Corp.	374,817	98,760,531
General Electric Co.	928,693	154,896,706
Huntington Ingalls Industries, Inc.	56,765	10,726,882
L3Harris Technologies, Inc.	276,460	58,134,009
Lockheed Martin Corp.	306,885	149,127,697
Northrop Grumman Corp.	198,914	93,348,351
RTX Corp.	832,320	96,316,070
Textron, Inc.	269,517	20,615,355
		874,309,379
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	171,920	17,762,775
Expeditors International of Washington, Inc.	202,661	22,448,759
FedEx Corp.	326,567	91,873,094
United Parcel Service, Inc., Class B	1,063,030	134,048,083
		266,132,711
Automobile Components — 0.1%
Aptiv PLC(a)	341,629	20,661,722
BorgWarner, Inc.	318,054	10,110,937
		30,772,659
Automobiles — 0.4%
Ford Motor Co.	5,668,704	56,120,169
General Motors Co.	1,596,988	85,071,551
		141,191,720
Banks — 5.4%
Bank of America Corp.	9,705,480	426,555,846
Citigroup, Inc.	2,749,747	193,554,691
Citizens Financial Group, Inc.	638,447	27,938,441
Fifth Third Bancorp	972,909	41,134,592
Huntington Bancshares, Inc.	2,118,058	34,460,804
JPMorgan Chase & Co.	1,760,108	421,915,489
KeyCorp	1,437,293	24,635,202
M&T Bank Corp.	240,751	45,263,595
PNC Financial Services Group, Inc. (The)	577,402	111,351,976
Regions Financial Corp.	1,315,877	30,949,427
Truist Financial Corp.	1,932,892	83,848,855
U.S. Bancorp	2,267,420	108,450,699
Wells Fargo & Co.	4,840,801	340,017,862
		1,890,077,479
Beverages — 2.3%
Brown-Forman Corp., Class B, NVS	266,641	10,127,025
Coca-Cola Co. (The)	5,636,848	350,950,157
Constellation Brands, Inc., Class A	227,135	50,196,835
Keurig Dr. Pepper, Inc.	1,637,337	52,591,264
Molson Coors Beverage Co., Class B	253,901	14,553,605
Monster Beverage Corp.(a)(b)	569,551	29,935,601
PepsiCo, Inc.	1,994,747	303,321,229
		811,675,716
Biotechnology — 2.1%
AbbVie, Inc.	1,490,176	264,804,275
Amgen, Inc.	445,338	116,072,896
Biogen, Inc.(a)	211,892	32,402,525
Gilead Sciences, Inc.	1,812,961	167,463,207
Incyte Corp.(a)	93,727	6,473,724
Moderna, Inc.(a)	492,346	20,471,747
Regeneron Pharmaceuticals, Inc.(a)	153,073	109,038,490
		716,726,864
Security	Shares	Value
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	5,714,629	$ 1,253,732,457
eBay, Inc.	230,014	14,249,367
		1,267,981,824
Building Products — 0.5%
A. O. Smith Corp.	170,295	11,615,822
Allegion PLC	59,692	7,800,551
Builders FirstSource, Inc.(a)(b)	79,653	11,384,803
Carrier Global Corp.	630,630	43,046,804
Johnson Controls International PLC	970,811	76,626,112
Masco Corp.	192,921	14,000,277
		164,474,369
Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	485,467	37,298,430
BlackRock, Inc.(c)	211,594	216,907,125
Blackstone, Inc., Class A, NVS	1,049,726	180,993,757
Cboe Global Markets, Inc.	151,150	29,534,710
Charles Schwab Corp. (The)	2,175,073	160,977,153
CME Group, Inc., Class A	523,929	121,672,032
FactSet Research Systems, Inc.	30,375	14,588,505
Franklin Resources, Inc.	448,822	9,106,598
Goldman Sachs Group, Inc. (The)	456,406	261,347,204
Intercontinental Exchange, Inc.	400,657	59,701,900
Invesco Ltd.	651,407	11,386,594
KKR & Co., Inc., Class A	549,841	81,326,982
MarketAxess Holdings, Inc.	54,863	12,401,232
Moody’s Corp.	108,881	51,540,999
Morgan Stanley	991,501	124,651,506
Nasdaq, Inc.	355,873	27,512,542
Northern Trust Corp.	287,797	29,499,192
Raymond James Financial, Inc.	101,156	15,712,561
S&P Global, Inc.	244,652	121,844,036
State Street Corp.	425,602	41,772,836
T Rowe Price Group, Inc.	322,908	36,517,666
		1,646,293,560
Chemicals — 2.3%
Air Products & Chemicals, Inc.	323,011	93,686,110
Albemarle Corp.	171,144	14,732,076
Celanese Corp., Class A	158,314	10,956,912
CF Industries Holdings, Inc.	251,301	21,441,001
Corteva, Inc.	999,294	56,919,786
Dow, Inc.	1,016,910	40,808,598
DuPont de Nemours, Inc.	607,651	46,333,389
Eastman Chemical Co.	168,203	15,360,298
Ecolab, Inc.	187,189	43,862,126
FMC Corp.	181,873	8,840,847
International Flavors & Fragrances, Inc.	371,722	31,429,095
Linde PLC	692,291	289,841,473
LyondellBasell Industries NV, Class A	377,315	28,023,185
Mosaic Co. (The)	463,102	11,383,047
PPG Industries, Inc.	338,257	40,404,799
Sherwin-Williams Co. (The)	144,872	49,246,339
		803,269,081
Commercial Services & Supplies — 0.2%
Rollins, Inc.	173,203	8,027,959
Veralto Corp.	187,839	19,131,402
Waste Management, Inc.	249,376	50,321,583
		77,480,944
Communications Equipment — 1.1%
Cisco Systems, Inc.	5,795,341	343,084,187

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(a)	45,588	$ 11,464,015
Juniper Networks, Inc.	479,996	17,975,850
		372,524,052
Construction Materials — 0.1%
Martin Marietta Materials, Inc.(b)	42,392	21,895,468
Vulcan Materials Co.	73,036	18,787,050
		40,682,518
Consumer Finance — 0.3%
Capital One Financial Corp.	555,366	99,032,865
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.	319,543	24,227,750
Dollar Tree, Inc.(a)	293,905	22,025,241
Kroger Co. (The)	966,555	59,104,838
Sysco Corp.	713,905	54,585,176
Target Corp.	669,070	90,444,883
Walgreens Boots Alliance, Inc.	1,043,644	9,737,198
Walmart, Inc.	2,081,765	188,087,468
		448,212,554
Containers & Packaging — 0.4%
Amcor PLC	2,099,633	19,757,547
Avery Dennison Corp.	117,054	21,904,315
Ball Corp.	434,493	23,953,599
International Paper Co.	504,390	27,146,270
Packaging Corp. of America	64,923	14,616,115
Smurfit WestRock PLC(b)	717,871	38,664,532
		146,042,378
Distributors — 0.2%
Genuine Parts Co.	202,072	23,593,927
LKQ Corp.	377,875	13,886,906
Pool Corp.	54,912	18,721,697
		56,202,530
Diversified Telecommunication Services — 1.4%
AT&T Inc.	10,432,279	237,542,993
Verizon Communications, Inc.	6,120,441	244,756,435
		482,299,428
Electric Utilities — 2.3%
Alliant Energy Corp.	371,875	21,992,687
American Electric Power Co., Inc.	773,920	71,378,642
Duke Energy Corp.	1,124,536	121,157,509
Edison International	562,247	44,889,800
Entergy Corp.	622,328	47,184,909
Evergy, Inc.	334,723	20,602,201
Eversource Energy	532,821	30,599,910
Exelon Corp.	1,463,885	55,100,631
FirstEnergy Corp.	742,164	29,523,284
NextEra Energy, Inc.	987,682	70,806,923
PG&E Corp.	3,178,066	64,133,372
Pinnacle West Capital Corp.	163,631	13,871,000
PPL Corp.	520,162	16,884,458
Southern Co. (The)	1,592,358	131,082,911
Xcel Energy, Inc.	834,008	56,312,220
		795,520,457
Electrical Equipment — 0.3%
AMETEK, Inc.	178,333	32,146,307
Emerson Electric Co.	265,892	32,951,995
Generac Holdings, Inc.(a)	32,874	5,097,114
Rockwell Automation, Inc.	164,295	46,953,868
		117,149,284
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	193,303	$ 33,642,454
Corning, Inc.	1,120,459	53,244,212
Jabil, Inc.	163,523	23,530,960
Keysight Technologies, Inc.(a)	252,365	40,537,390
TE Connectivity PLC	434,949	62,184,658
Teledyne Technologies, Inc.(a)	67,812	31,473,584
Trimble, Inc.(a)	199,903	14,125,146
Zebra Technologies Corp., Class A(a)	41,397	15,988,349
		274,726,753
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	1,437,833	58,979,910
Halliburton Co.	1,277,528	34,735,986
Schlumberger NV	2,053,692	78,738,551
		172,454,447
Entertainment — 1.1%
Electronic Arts, Inc.(b)	208,542	30,509,695
Take-Two Interactive Software, Inc.(a)(b)	238,132	43,835,338
Walt Disney Co. (The)	2,632,958	293,179,873
Warner Bros Discovery, Inc., Class A(a)	3,245,747	34,307,546
		401,832,452
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	1,359,132	616,067,353
Fidelity National Information Services, Inc.	781,878	63,152,286
Global Payments, Inc.	369,716	41,430,375
Jack Henry & Associates, Inc.	64,265	11,265,654
PayPal Holdings, Inc.(a)	481,597	41,104,304
		773,019,972
Food Products — 1.3%
Archer-Daniels-Midland Co.	695,655	35,144,491
Bunge Global SA	203,000	15,785,280
Conagra Brands, Inc.	693,943	19,256,918
General Mills, Inc.	808,501	51,558,109
Hershey Co. (The)	215,271	36,456,144
Hormel Foods Corp.	423,720	13,292,096
J M Smucker Co. (The)	154,725	17,038,317
Kellanova	390,121	31,588,097
Kraft Heinz Co. (The)	1,282,856	39,396,508
Lamb Weston Holdings, Inc.	206,599	13,807,011
McCormick & Co., Inc., NVS	367,316	28,004,172
Mondelez International, Inc., Class A	1,944,153	116,124,259
The Campbell’s Co.	286,241	11,987,773
Tyson Foods, Inc., Class A	415,046	23,840,242
		453,279,417
Gas Utilities — 0.1%
Atmos Energy Corp.	225,813	31,448,977
Ground Transportation — 1.1%
CSX Corp.	1,516,515	48,937,939
JB Hunt Transport Services, Inc.	116,582	19,895,884
Norfolk Southern Corp.	329,066	77,231,790
Old Dominion Freight Line, Inc.	146,777	25,891,463
Union Pacific Corp.	881,440	201,003,578
		372,960,654
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,520,915	285,140,696
Align Technology, Inc.(a)	101,691	21,203,590
Baxter International, Inc.	742,672	21,656,316
Becton Dickinson & Co.	420,180	95,326,237
Cooper Cos., Inc. (The)(a)	290,395	26,696,012
Dexcom, Inc.(a)	323,173	25,133,164

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	856,324	$ 63,393,666
GE HealthCare Technologies, Inc.	664,227	51,929,267
Hologic, Inc.(a)	338,541	24,405,421
IDEXX Laboratories, Inc.(a)	119,258	49,306,027
Medtronic PLC	1,863,530	148,858,776
Solventum Corp.(a)	201,320	13,299,199
STERIS PLC	143,507	29,499,299
Stryker Corp.	234,798	84,539,020
Teleflex, Inc.	67,653	12,040,881
Zimmer Biomet Holdings, Inc.	289,924	30,624,672
		983,052,243
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	351,570	41,580,184
Cencora, Inc.	254,828	57,254,755
Centene Corp.(a)	733,951	44,462,751
Cigna Group (The)	404,143	111,600,048
CVS Health Corp.	1,833,388	82,300,787
Elevance Health, Inc.	337,129	124,366,888
HCA Healthcare, Inc.	108,713	32,630,207
Henry Schein, Inc.(a)(b)	181,633	12,569,004
Humana, Inc.	175,050	44,411,935
Labcorp Holdings, Inc.	121,468	27,855,042
McKesson Corp.	184,820	105,330,766
Molina Healthcare, Inc.(a)	82,873	24,120,187
Quest Diagnostics, Inc.	161,959	24,433,135
UnitedHealth Group, Inc.	1,338,015	676,848,268
Universal Health Services, Inc., Class B(b)	85,228	15,291,608
		1,425,055,565
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	226,118	22,057,811
Healthpeak Properties, Inc.	1,017,707	20,628,921
Ventas, Inc.	608,926	35,859,652
Welltower, Inc.	395,518	49,847,134
		128,393,518
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	374,967	6,569,422
Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.(a)(b)	306,842	10,254,660
Darden Restaurants, Inc.	97,605	18,221,877
Domino’s Pizza, Inc.	29,203	12,258,251
McDonald’s Corp.	1,041,902	302,036,971
MGM Resorts International(a)(b)	326,817	11,324,209
Starbucks Corp.	1,648,514	150,426,903
Yum! Brands, Inc.	240,131	32,215,975
		536,738,846
Household Durables — 0.4%
DR Horton, Inc.	424,339	59,331,079
Lennar Corp., Class A	347,862	47,437,941
Mohawk Industries, Inc.(a)	76,079	9,063,291
NVR, Inc.(a)	1,635	13,372,502
		129,204,813
Household Products — 2.2%
Church & Dwight Co., Inc.	356,199	37,297,597
Clorox Co. (The)	179,871	29,212,849
Colgate-Palmolive Co.	666,346	60,577,515
Kimberly-Clark Corp.	485,086	63,565,669
Procter & Gamble Co. (The)	3,424,035	574,039,468
		764,693,098
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,033,695	$ 13,303,655
Industrial Conglomerates — 0.9%
3M Co.	790,882	102,094,957
Honeywell International, Inc.	945,763	213,638,404
		315,733,361
Industrial REITs — 0.4%
Prologis, Inc.	1,346,196	142,292,917
Insurance — 2.7%
Aflac, Inc.	726,387	75,137,471
Allstate Corp. (The)	385,608	74,341,366
American International Group, Inc.	908,264	66,121,619
Aon PLC, Class A	153,977	55,302,379
Arthur J. Gallagher & Co.(b)	199,712	56,688,251
Assurant, Inc.	74,230	15,827,321
Chubb Ltd.	544,625	150,479,888
Cincinnati Financial Corp.	107,950	15,512,415
Everest Group Ltd.	62,254	22,564,585
Globe Life, Inc.	122,157	13,622,949
Hartford Financial Services Group, Inc. (The)	189,513	20,732,722
Loews Corp.	260,792	22,086,475
Marsh & McLennan Cos., Inc.	400,314	85,030,697
MetLife, Inc.	846,743	69,331,317
Principal Financial Group, Inc.	305,269	23,630,873
Prudential Financial, Inc.	516,280	61,194,668
Travelers Cos., Inc. (The)	330,589	79,635,584
W R Berkley Corp.	199,510	11,675,325
Willis Towers Watson PLC	76,148	23,852,600
		942,768,505
Interactive Media & Services — 0.0%
Match Group, Inc.(a)(b)	366,452	11,986,645
IT Services — 1.3%
Accenture PLC, Class A	908,484	319,595,587
Akamai Technologies, Inc.(a)(b)	217,571	20,810,666
Cognizant Technology Solutions Corp., Class A	721,747	55,502,344
EPAM Systems, Inc.(a)	82,255	19,232,864
VeriSign, Inc.(a)	120,380	24,913,845
		440,055,306
Leisure Products — 0.0%
Hasbro, Inc.	190,076	10,627,149
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	417,668	56,109,519
Bio-Techne Corp.(b)	231,607	16,682,652
Charles River Laboratories International, Inc.(a)(b)	74,481	13,749,193
Danaher Corp.	934,090	214,420,359
IQVIA Holdings, Inc.(a)	250,901	49,304,555
Mettler-Toledo International, Inc.(a)	18,142	22,200,003
Revvity, Inc.(b)	177,088	19,764,792
Thermo Fisher Scientific, Inc.	556,124	289,312,388
Waters Corp.(a)(b)	46,671	17,314,008
West Pharmaceutical Services, Inc.	105,576	34,582,475
		733,439,944
Machinery — 1.2%
Deere & Co.	206,899	87,663,106
Dover Corp.	110,869	20,799,025
Fortive Corp.	504,428	37,832,100
IDEX Corp.	110,308	23,086,361
Illinois Tool Works, Inc.	230,707	58,498,067
Nordson Corp.	79,305	16,593,778
Otis Worldwide Corp.	580,779	53,785,943

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	343,416	$ 35,722,132
Pentair PLC	83,112	8,364,392
Snap-on, Inc.	75,848	25,748,879
Stanley Black & Decker, Inc.	223,979	17,983,274
Xylem, Inc.	353,628	41,027,921
		427,104,978
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	140,186	48,051,555
Comcast Corp., Class A	5,545,954	208,139,654
Fox Corp., Class A, NVS	321,522	15,619,539
Fox Corp., Class B	198,022	9,057,526
Interpublic Group of Cos., Inc. (The)	541,927	15,184,794
News Corp., Class A, NVS	548,282	15,099,686
News Corp., Class B	164,886	5,017,481
Omnicom Group, Inc.	283,440	24,387,178
Paramount Global, Class B, NVS	865,169	9,049,668
		349,607,081
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,091,058	79,627,489
Newmont Corp.	1,655,375	61,613,057
Nucor Corp.	341,874	39,900,114
Steel Dynamics, Inc.	204,653	23,344,768
		204,485,428
Multi-Utilities — 1.2%
Ameren Corp.	388,078	34,593,273
CenterPoint Energy, Inc.	946,970	30,047,358
CMS Energy Corp.	432,707	28,839,921
Consolidated Edison, Inc.	502,633	44,849,943
Dominion Energy, Inc.	1,220,187	65,719,272
DTE Energy Co.	300,388	36,271,851
NiSource, Inc.	678,638	24,946,733
Public Service Enterprise Group, Inc.	385,580	32,577,654
Sempra	920,528	80,748,716
WEC Energy Group, Inc.	459,824	43,241,849
		421,836,570
Office REITs — 0.0%
BXP, Inc.	210,917	15,683,788
Oil, Gas & Consumable Fuels — 5.4%
APA Corp.	531,508	12,272,520
Chevron Corp.	2,429,948	351,953,668
ConocoPhillips	1,880,714	186,510,407
Coterra Energy, Inc.	1,070,939	27,351,782
Devon Energy Corp.	961,885	31,482,496
Diamondback Energy, Inc.	272,024	44,565,692
EOG Resources, Inc.	817,758	100,240,776
EQT Corp.	868,542	40,048,472
Exxon Mobil Corp.	6,390,105	687,383,595
Kinder Morgan, Inc.	2,805,844	76,880,126
Marathon Petroleum Corp.	467,269	65,184,025
Occidental Petroleum Corp.	987,505	48,792,622
ONEOK, Inc.	373,244	37,473,698
Phillips 66	600,427	68,406,648
Valero Energy Corp.	460,189	56,414,569
Williams Cos., Inc. (The)	849,209	45,959,191
		1,880,920,287
Passenger Airlines — 0.1%
Southwest Airlines Co.	870,310	29,259,822
Security	Shares	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	339,393	$ 25,447,687
Kenvue, Inc.	2,787,454	59,512,143
		84,959,830
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	2,950,084	166,856,751
Johnson & Johnson	3,500,486	506,240,285
Merck & Co., Inc.	3,677,872	365,874,707
Pfizer, Inc.	8,240,719	218,626,275
Viatris, Inc.	1,732,228	21,566,239
Zoetis, Inc., Class A	655,951	106,874,096
		1,386,038,353
Professional Services — 0.7%
Automatic Data Processing, Inc.	254,979	74,640,002
Broadridge Financial Solutions, Inc.	96,176	21,744,432
Equifax, Inc.	179,734	45,805,210
Jacobs Solutions, Inc.	180,627	24,135,380
Leidos Holdings, Inc.	93,230	13,430,714
Paychex, Inc.	247,319	34,679,070
Verisk Analytics, Inc.	114,635	31,573,918
		246,008,726
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	594,387	42,552,165
Residential REITs — 0.4%
AvalonBay Communities, Inc.	116,658	25,661,260
Camden Property Trust	76,477	8,874,391
Equity Residential	495,980	35,591,525
Essex Property Trust, Inc.	48,870	13,949,453
Invitation Homes, Inc.	827,687	26,461,153
Mid-America Apartment Communities, Inc.	100,787	15,578,647
UDR, Inc.	240,972	10,460,594
		136,577,023
Retail REITs — 0.3%
Federal Realty Investment Trust	110,030	12,317,859
Kimco Realty Corp.	977,818	22,910,276
Realty Income Corp.	1,271,137	67,891,427
Regency Centers Corp.	236,298	17,469,511
		120,589,073
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)	2,359,423	284,994,704
Analog Devices, Inc.	721,854	153,365,101
Applied Materials, Inc.	695,719	113,144,781
Enphase Energy, Inc.(a)	196,341	13,484,700
First Solar, Inc.(a)(b)	73,319	12,921,741
Intel Corp.	6,265,445	125,622,172
Lam Research Corp.	1,870,719	135,122,033
Microchip Technology, Inc.	779,156	44,684,597
Micron Technology, Inc.	1,610,930	135,575,869
NXP Semiconductors NV	221,259	45,988,683
ON Semiconductor Corp.(a)	618,343	38,986,526
QUALCOMM, Inc.	1,615,306	248,143,308
Skyworks Solutions, Inc.	233,170	20,677,516
Teradyne, Inc.	237,243	29,873,638
Texas Instruments, Inc.	1,326,291	248,692,825
		1,651,278,194
Software — 7.5%
Adobe, Inc.(a)	371,308	165,113,241
ANSYS, Inc.(a)	72,478	24,449,004
Cadence Design Systems, Inc.(a)	178,985	53,777,833
Gen Digital, Inc.	334,462	9,157,570

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Microsoft Corp.	5,188,652	$ 2,187,016,818
PTC, Inc.(a)	91,668	16,854,995
Roper Technologies, Inc.	155,900	81,044,615
Synopsys, Inc.(a)	106,943	51,905,855
Workday, Inc., Class A(a)	163,811	42,268,152
		2,631,588,083
Specialized REITs — 1.3%
American Tower Corp.	679,396	124,608,020
Crown Castle, Inc.	630,763	57,248,050
Digital Realty Trust, Inc.	453,349	80,392,378
Equinix, Inc.	74,293	70,050,127
Extra Space Storage, Inc.	170,120	25,449,952
SBA Communications Corp., Class A	156,350	31,864,130
VICI Properties, Inc.	1,531,343	44,730,529
Weyerhaeuser Co.	1,057,720	29,774,818
		464,118,004
Specialty Retail — 2.2%
Best Buy Co., Inc.	283,819	24,351,670
CarMax, Inc.(a)	224,992	18,395,346
Home Depot, Inc. (The)	808,887	314,648,954
Lowe’s Cos., Inc.	824,266	203,428,849
Ross Stores, Inc.	482,350	72,965,084
TJX Cos., Inc. (The)	672,271	81,217,060
Tractor Supply Co.	357,278	18,957,171
Ulta Beauty, Inc.(a)	68,354	29,729,205
		763,693,339
Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.(b)	11,867,651	2,971,897,163
Dell Technologies, Inc., Class C	236,502	27,254,490
Hewlett Packard Enterprise Co.	1,888,062	40,310,124
HP, Inc.	1,403,051	45,781,554
NetApp, Inc.	158,399	18,386,956
Seagate Technology Holdings PLC	306,197	26,427,863
Western Digital Corp.(a)	503,077	29,998,482
		3,160,056,632
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)	88,544	33,860,111
NIKE, Inc., Class B	1,732,003	131,060,667
		164,920,778
Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	1,331,019	$ 69,598,984
Philip Morris International, Inc.	1,039,661	125,123,201
		194,722,185
Trading Companies & Distributors — 0.1%
Fastenal Co.	359,083	25,821,659
Water Utilities — 0.1%
American Water Works Co., Inc.	283,911	35,344,080
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	332,720	73,441,286
Total Long-Term Investments — 99.7% (Cost: $32,513,509,479)		34,822,297,395
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	120,695,277	120,755,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	49,312,143	49,312,143
Total Short-Term Securities — 0.5% (Cost: $170,010,324)		170,067,767
Total Investments — 100.2% (Cost: $32,683,519,803)		34,992,365,162
Liabilities in Excess of Other Assets — (0.2)%		(84,725,631)
Net Assets — 100.0%		$ 34,907,639,531
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 108,139,870	$ 12,624,489(a)	$ —	$ (9,238)	$ 503	$ 120,755,624	120,695,277	$ 218,796(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	44,835,528	4,476,615(a)	—	—	—	49,312,143	49,312,143	2,118,505	—
BlackRock, Inc.	195,796,946	45,599,441	(69,759,654)	7,488,687	37,781,705	216,907,125	211,594	2,385,994	—
				$ 7,479,449	$ 37,782,208	$ 386,974,892		$ 4,723,295	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	750	03/21/25	$ 68,955	$ (137,655)
S&P 500 E-Mini Index	41	03/21/25	12,168	(70,705)
				$ (208,360)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 500 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 34,822,297,395	$ —	$ —	$ 34,822,297,395
Short-Term Securities
Money Market Funds	170,067,767	—	—	170,067,767
	$ 34,992,365,162	$ —	$ —	$ 34,992,365,162
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (208,360)	$ —	$ —	$ (208,360)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust